Subsequent Events	12 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

As announced on July 2, 2020, the Group issued 47,646,000 shares at $0.0328 per share through the use of its "at market" (ATM) facility to fund working capital and progress its research and development activities.

In accordance to a resolution of shareholders approved at the General Meeting held on September 3, 2020, incentive options with an exercise price of two times the closing price of the Company's ordinary shares on ASX on the last ASX business day immediately before the day the options are issued, expiring 5 years after the issue date will be issued to the Directors of the Company, as follows:

Geoffrey Kempler	14,000,000
Tristan Edwards	7,000,000
Lawrence Gozlan	7,000,000
Peter Marks	7,000,000
Brian Meltzer	7,000,000
David Sinclair	7,000,000

No other matter or circumstance has occurred subsequent to year end that has significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group or economic entity in subsequent financial years.